OTHER RECEIVABLES - Movements in the allowances (Details) - Other current receivables - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Movements in the allowances of other receivables
At the beginning of the fiscal year	$ (51)	$ (37)
Increases	(297)	(26)
Decreases (includes RECPAM)	15	12
At the end of the year	$ (333)	$ (51)